Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
5.
CASH AND CASH EQUIVALENTS

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Cash	12,050	636	933
Cash equivalents	183,466	-	-
	195,516	636	933

On October 3, 2023, cash and cash equivalents included the remaining unspent net proceeds of the Tranche 1 Investment plus an additional $75 million in cash that was transferred from Old LAC to New LAC to establish sufficient working capital for New LAC, pursuant to the Arrangement (see Note 2).

As at December 31, 2023, $8.5 million of cash and cash equivalents were held in Canadian dollars (December 31, 2022 – $nil), and $187.0 million in US dollars (December 31, 2022 – $0.6 million). Cash equivalents include investments in guaranteed investment certificates (“GICs”) with a Canadian Schedule I chartered bank that mature within three months from the date of acquisition and earn interest between 3%-5.5% per annum and investments in US treasury bills, short-term savings and deposit accounts with a Canadian Schedule I chartered bank.